Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Basic and Diluted Earnings per Share

Basic and diluted earnings per share amounts are as follows:

	2017
	Per Series “A” Shares		Per Series “D” Shares		Per Series “L” Shares
Consolidated net income	Ps.	(5,503)	Ps.	(3,237)	Ps.	(2,914)

Consolidated net income attributable to equity holders of the parent		(6,046)		(3,556)		(3,200)
Weighted average number of shares for basic earnings per share (millions of shares)		992		584		515

	2016
	Per Series “A” Shares		Per Series “D” Shares		Per Series “L” Shares
Consolidated net income	Ps.	5,038	Ps.	2,963	Ps.	2,526

Consolidated net income attributable to equity holders of the parent		4,819		2,835		2,416
Weighted average number of shares for basic earnings per share (millions of shares)		992		584		497
Effect of dilution associated with commitment to deliver 27.9 million KOF L shares		—		—		2

Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)		992		584		499

	2015
	Per Series “A” Shares		Per Series “D” Shares		Per Series “L” Shares
Consolidated net income	Ps.	4,943	Ps.	2,908	Ps.	2,478

Consolidated net income attributable to equity holders of the parent		5,045		2,968		2,529
Weighted average number of shares for basic earnings per share (millions of shares)		992		584		497